Other operating costs - Schedule of analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Operating Expenses [Line Items]
Depreciation, amortisation and impairment	£ 2,061	£ 1,984	£ 1,830
Payroll costs	2,043	1,958	1,794
Purchases of electricity	1,497	2,055	1,280
Purchases of gas	1,289	2,516	1,666
Property and other taxes	1,279	1,302	1,202
UK electricity balancing costs	2,486	4,052	3,152
Other	4,553	3,682	3,215
Other operating costs	15,208	17,549	14,139
Provision for bad and doubtful debts	179	220	167
Total operating costs from continuing operations	15,387	17,769	14,306
Operating costs from continuing operations include:
Inventory consumed	408	723	436
Research and development expenditure	£ 32	£ 23	£ 11